Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 27,391	$ 26,713
Federal funds sold	22,994	20,178
Total Cash and Cash Equivalents	50,385	46,891
Investment securities available-for-sale (Note 3)	95,073	79,860
Other Investments, at cost (Note 4)	6,637	6,592
Loans Held for Sale	1,255	0
Loans, net of allowance for loan losses of $4,829 and $5,654 in 2016 and 2015, respectively (Note 5)	404,838	426,429
Premises and equipment, net (Note 6)	17,814	20,612
Real Estate held for Sale	1,680	0
Deferred Tax Assets, net (Note 8)	12,989	12,126
Interest receivable	2,047	1,761
Bank owned life Insurance	14,314	14,585
Other real estate owned, net	2,768	5,694
Other assets	2,878	2,432
Total Assets	612,678	616,982
Deposits (Note 9)
Noninterest bearing	134,488	129,634
Interest bearing	355,381	365,278
Total Deposits	489,869	494,912
Interest, taxes and other liabilities	1,353	761
Short term borrowings (Note 10)	27,552	20,052
Long-term debt (Note 11)	40,146	47,698
Total Other Liabilities	69,051	68,511
Total Liabilities	558,920	563,422
STOCKHOLDERS' EQUITY
Common stock, 8,199 and 7,851 shares issued in 2016 and 2015, respectively, authorized 40,000 shares, par value $0.625 per share (Note 15)	5,124	4,907
Preferred stock, 2,092 shares issued in 2016 and 2015, authorized 10,000 shares, par value $2.00 per share	4,184	4,184
Additional paid-in capital	18,891	17,944
Retained earnings	26,785	26,773
Accumulated other comprehensive income (loss)	(1,226)	(248)
Total Stockholders' Equity	53,758	53,560
Total Liabilities and Stockholders' Equity	$ 612,678	$ 616,982